Financial risk management - Exposure to foreign exchange risk - Sensitivity Analysis (Details) € in Thousands	Dec. 31, 2024 EUR (€) $ / €	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 EUR (€) $ / €
Financial risk management
Assets, fair value	€ 100,120	€ 41,706	€ 90,014
Closing foreign exchange rate | $ / €	1.0389	1.105	1.0666
Exposure to foreign exchange risk | USD
Financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Closing foreign exchange rate | $ / €	1.04	1.11
Foreign exchange rate with reasonably possible increase in risk assumption | $ / €	1.09	1.16
Inflation Risk | Minimum
Financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	3.00%
Inflation Risk | Maximum
Financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	5.00%
Cash and cash equivalents
Financial risk management
Assets, fair value	€ 96,564	€ 26,918	€ 86,736
Cash and cash equivalents | Exposure to foreign exchange risk | USD
Financial risk management
Assets, fair value	21,879	4,649	33,310
Impact of a 5% change	(1,042)	(221)	(1,586)
Short-term deposit accounts
Financial risk management
Assets, fair value		70	€ 1,048
Short-term deposit accounts | Exposure to foreign exchange risk | USD
Financial risk management
Assets, fair value	8,182	2,715
Impact of a 5% change	€ (390)	€ (129)